CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Average share price of stock issued for exercised options	$ 0.43	$ 1.56
Average share price of stock issued for services		$ 3.03
Average share price of stock issued for private placement	$ 2.56
Average share price of stock issued for debt settlement	$ 2.90